Summary of Significant Accounting Policies - Schedule of Future Minimum Payments for Operating Leases (Details)	Jun. 30, 2019 USD ($)
Accounting Policies [Abstract]
2019	$ 431,794
2020	451,294
2021	470,764
2022	169,435
Total	$ 1,523,287